Long-Term Debt (Narrative) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) lender	Dec. 31, 2015 USD ($)
Short-term Debt [Line Items]
Maximum borrowing capacity	$ 750,000,000.0	$ 600,000,000.0
Number of lenders in syndicate | lender	14
Debt to equity ratio, max	65.00%
Debt to assets ratio, max	15.00%
Amount of assets, sold, transferred or disposed of in any trailing 4 quarters to total assets ratio, max	40.00%
Commercial paper
Short-term Debt [Line Items]
Maximum borrowing capacity	$ 750,000,000
Letters Of Credit
Short-term Debt [Line Items]
Maximum borrowing capacity	$ 250,000,000
5.0% Notes | Notes Payable
Short-term Debt [Line Items]
Repayments of debt		$ 200,000,000
Interest rate on notes		5.00%